WARRANT LIABILITY (FY) (Details)	12 Months Ended
Dec. 31, 2020 d $ / shares
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	30 days
Period of time within which registration statement is expected to become effective	60 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Restrictions on transfer period of time after business combination completion	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days
Warrant exercise period condition two	12 months
Public Warrants expiration term	5 years
Share price trigger used to measure dilution of warrant	$ 9.20
Warrant exercise price adjustment multiple	115
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold trading days for redemption of public warrants | d	20
Threshold consecutive trading days for redemption of public warrants | d	30
Redemption period	30 days